EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel
	Year Ended December 31,

	2017	2016

Salaries, short-term incentives and other benefits	$13,852	$16,620

Post-employment benefits	1,928	1,489

Share-based payments	16,331	13,591

Total	$32,111	$31,700